CONSOLIDATED BALANCE SHEET - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Current
Cash and cash equivalents	$ 739,985	$ 1,285,147	$ 1,727,184
Marketable securities (Note 19)	23,623	64,214	10,151
Accounts receivable (Note 7)	227,266	273,145	265,751
Inventory (Note 8)	124,412	127,396	87,233
Prepaid expenses and deposit (Note 18)	64,757	68,927	193,732
Total Current Assets	1,180,043	1,818,829	2,284,051
Capital assets, net
Intellectual property (Note 9)	267,995	265,127	146,538
Property & Equipment (Note 10)	538,188	591,263	1,237
Total Noncurrent Assets	806,183	856,390	147,775
TOTAL ASSETS	1,986,226	2,675,219	2,431,826
Current
Accounts payable and accrued liabilities (Note 11)	61,690	136,411	35,785
Due to a related party (Note 15)	1,600	48,096	7,855
Total Current Liabilities	63,290	184,507	43,640
TOTAL LIABILITIES	63,290	184,507	43,640
STOCKHOLDERS' EQUITY
Share Capital (Note 12) Authorized: 220,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding: 80,720,879 common shares at February 29, 2020, 78,787,134 common shares at August 31, 2019 and 75,533,471 common shares at August 31, 2018	80,721	78,787	75,533
Additional paid-in capital (Note 12, 13)	27,524,998	26,172,453	22,095,682
Accumulated Other Comprehensive Income			(14,247)
Deficit	(25,725,859)	(23,868,202)	(19,768,782)
Equity attributable to shareholders of the Company	1,879,860	2,383,038	2,388,186
Non-Controlling Interest	43,076	107,674
Total Stockholders' Equity	1,922,936	2,490,712	2,388,186
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,986,226	$ 2,675,219	$ 2,431,826